UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York        November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      100

Form 13F Information Table Value Total: $ 2,383,040
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number            Name

1             028-10748                       Oppenheimer Asset Management Inc.
----          -------------------             --------------------------------


                                                FORM 13F INFORMATION TABLE




COL 1                         COL 2           COL 3      COL 4           COL 5         COL 6         COL 7        COL 8

                              TITLE                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)   PRN AMT   PRN CALL DISCRETION    MGRS  SOLE        SHARED   NONE
---------------               --------        ------     --------   -------   --- ---- ----------    ----  ----        ------   ----
7 DAYS GROUP HLDGS LTD        ADR             81783J101    7,759      612,900 SH       SHARED-OTHER  1                   612,900
7 DAYS GROUP HLDGS LTD        ADR             81783J101    6,938      548,000 SH       SOLE                  548,000
ALTERA CORP                   COM             021441100   15,850      502,700 SH       SHARED-OTHER  1                   502,700
ALTERA CORP                   COM             021441100   11,650      369,500 SH       SOLE                  369,500
AMAZON COM INC                COM             023135106   45,016      208,184 SH       SHARED-OTHER  1                   208,184
AMAZON COM INC                COM             023135106   32,629      150,900 SH       SOLE                  150,900
ANALOG DEVICES INC            COM             032654105   43,819    1,402,212 SH       SHARED-OTHER  1                 1,402,212
ANALOG DEVICES INC            COM             032654105   31,976    1,023,240 SH       SOLE                1,023,240
APPLE INC                     COM             037833100  102,729      269,403 SH       SHARED-OTHER  1                   269,403
APPLE INC                     COM             037833100   76,374      200,288 SH       SOLE                  200,288
ARIBA INC                     COM NEW         04033V203   37,394    1,349,482 SH       SHARED-OTHER  1                 1,349,482
ARIBA INC                     COM NEW         04033V203   27,212      982,032 SH       SOLE                  982,032
ARUBA NETWORKS INC            COM             043176106   35,808    1,712,476 SH       SHARED-OTHER  1                 1,712,476
ARUBA NETWORKS INC            COM             043176106   28,066    1,342,225 SH       SOLE                1,342,225
ASPEN TECHNOLOGY INC          COM             045327103   16,739    1,096,193 SH       SHARED-OTHER  1                 1,096,193
ASPEN TECHNOLOGY INC          COM             045327103   11,726      767,900 SH       SOLE                  767,900
AUDIOCODES LTD                ORD             M15342104      994      318,700 SH       SHARED-OTHER  1                   318,700
AUDIOCODES LTD                ORD             M15342104      681      218,200 SH       SOLE                  218,200
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   40,263    1,228,661 SH       SHARED-OTHER  1                 1,228,661
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   29,954      914,079 SH       SOLE                  914,079
AXT INC                       COM             00246W103      910      180,906 SH       SHARED-OTHER  1                   180,906
AXT INC                       COM             00246W103      708      140,800 SH       SOLE                  140,800
BAIDU INC                     SPON ADR REP A  056752108   50,680      474,042 SH       SHARED-OTHER  1                   474,042
BAIDU INC                     SPON ADR REP A  056752108   40,957      383,100 SH       SOLE                  383,100
BROADCOM CORP                 CL A            111320107   16,409      492,900 SH       SHARED-OTHER  1                   492,900
BROADCOM CORP                 CL A            111320107   11,888      357,100 SH       SOLE                  357,100
CADENCE DESIGN SYSTEM INC     COM             127387108   23,604    2,554,592 SH       SHARED-OTHER  1                 2,554,592
CADENCE DESIGN SYSTEM INC     COM             127387108   17,559    1,900,300 SH       SOLE                1,900,300
CEVA INC                      COM             157210105    1,906       78,400 SH       SHARED-OTHER  1                    78,400
CEVA INC                      COM             157210105    2,348       96,600 SH       SOLE                   96,600
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107    2,349      517,455 SH       SHARED-OTHER  1                   517,455
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107    1,718      378,432 SH       SOLE                  378,432
COACH INC                     COM             189754104   40,740      786,026 SH       SHARED-OTHER  1                   786,026
COACH INC                     COM             189754104   29,643      571,934 SH       SOLE                  571,934
COSTCO WHSL CORP NEW          COM             22160K105   35,608      433,552 SH       SHARED-OTHER  1                   433,552
COSTCO WHSL CORP NEW          COM             22160K105   26,824      326,600 SH       SOLE                  326,600
DEMANDTEC INC                 COM NEW         24802R506    4,002      612,000 SH       SHARED-OTHER  1                   612,000
DEMANDTEC INC                 COM NEW         24802R506    3,509      536,500 SH       SOLE                  536,500
DOLLAR TREE INC               COM             256746108   22,075      293,779 SH       SHARED-OTHER  1                   293,779
DOLLAR TREE INC               COM             256746108   17,472      232,530 SH       SOLE                  232,530
E HOUSE CHINA HLDGS LTD       ADR             26852W103    5,922    1,022,767 SH       SHARED-OTHER  1                 1,022,767
E HOUSE CHINA HLDGS LTD       ADR             26852W103    4,293      741,414 SH       SOLE                  741,414
E M C CORP MASS               COM             268648102   44,120    2,101,945 SH       SHARED-OTHER  1                 2,101,945
E M C CORP MASS               COM             268648102   33,200    1,581,682 SH       SOLE                1,581,682
EZCHIP SEMICONDUCTOR LIMITED  ORD             M4146Y108    5,654      170,200 SH       SHARED-OTHER  1                   170,200
EZCHIP SEMICONDUCTOR LIMITED  ORD             M4146Y108    4,156      125,100 SH       SOLE                  125,100
FLEETCOR TECHNOLOGIES INC     COM             339041105   12,298      468,300 SH       SHARED-OTHER  1                   468,300
FLEETCOR TECHNOLOGIES INC     COM             339041105    8,900      338,900 SH       SOLE                  338,900
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   38,596    2,292,626 SH       SHARED-OTHER  1                 2,292,626
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   30,843    1,832,103 SH       SOLE                1,832,103
INTERNET INITIATIVE JAPAN IN  SPONSORED ADR   46059T109    1,141      100,000 SH       SOLE                  100,000
ISHARES INC                   MSCI JAPAN      464286848      237       25,000 SH       SOLE                   25,000
ISOFTSTONE HLDGS LTD          SPONSORED ADS   46489B108    6,523    1,005,017 SH       SHARED-OTHER  1                 1,005,017
ISOFTSTONE HLDGS LTD          SPONSORED ADS   46489B108    4,542      699,793 SH       SOLE                  699,793
LAM RESEARCH CORP             COM             512807108   18,698      492,300 SH       SHARED-OTHER  1                   492,300
LAM RESEARCH CORP             COM             512807108   13,912      366,300 SH       SOLE                  366,300
LE GAGA HLDGS LTD             SPONSORED ADR   521168104   18,030    3,061,157 SH       SHARED-OTHER  1                 3,061,157
LE GAGA HLDGS LTD             SPONSORED ADR   521168104   12,683    2,153,240 SH       SOLE                2,153,240
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   67,485    4,649,338 SH       SHARED-OTHER  1                 4,649,338
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   50,153    3,455,250 SH       SOLE                3,455,250
MAXIM INTEGRATED PRODS INC    COM             57772K101   50,197    2,151,619 SH       SHARED-OTHER  1                 2,151,619
MAXIM INTEGRATED PRODS INC    COM             57772K101   38,057    1,631,242 SH       SOLE                1,631,242
NANOMETRICS INC               COM             630077105    7,850      541,399 SH       SHARED-OTHER  1                   541,399
NANOMETRICS INC               COM             630077105    5,630      388,300 SH       SOLE                  388,300
NETEASE COM INC               SPONSORED ADR   64110W102   38,863    1,018,420 SH       SHARED-OTHER  1                 1,018,420
NETEASE COM INC               SPONSORED ADR   64110W102   28,790      754,456 SH       SOLE                  754,456
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   38,886    1,692,901 SH       SHARED-OTHER  1                 1,692,901
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   31,335    1,364,164 SH       SOLE                1,364,164
OMNIVISION TECHNOLOGIES INC   COM             682128103   10,049      715,741 SH       SHARED-OTHER  1                   715,741
OMNIVISION TECHNOLOGIES INC   COM             682128103    7,360      524,184 SH       SOLE                  524,184
POLYCOM INC                   COM             73172K104   12,949      704,900 SH       SHARED-OTHER  1                   704,900
POLYCOM INC                   COM             73172K104    9,988      543,700 SH       SOLE                  543,700
QLIK TECHNOLOGIES INC         COM             74733T105   24,194    1,118,541 SH       SHARED-OTHER  1                 1,118,541
QLIK TECHNOLOGIES INC         COM             74733T105   17,732      819,770 SH       SOLE                  819,770
QUEST SOFTWARE INC            COM             74834T103   23,127    1,456,365 SH       SHARED-OTHER  1                 1,456,365
QUEST SOFTWARE INC            COM             74834T103   15,153      954,200 SH       SOLE                  954,200
RED HAT INC                   COM             756577102   61,187    1,447,877 SH       SHARED-OTHER  1                 1,447,877
RED HAT INC                   COM             756577102   44,728    1,058,400 SH       SOLE                1,058,400
SALESFORCE COM INC            COM             79466L302   25,307      221,447 SH       SHARED-OTHER  1                   221,447
SALESFORCE COM INC            COM             79466L302   18,262      159,800 SH       SOLE                  159,800
SANDISK CORP                  COM             80004C101   41,862    1,037,340 SH       SHARED-OTHER  1                 1,037,340
SANDISK CORP                  COM             80004C101   31,172      772,448 SH       SOLE                  772,448
SHANDA GAMES LTD              SP ADR REPTG A  81941U105    4,514    1,137,000 SH       SHARED-OTHER  1                 1,137,000
SHANDA GAMES LTD              SP ADR REPTG A  81941U105    3,972    1,000,400 SH       SOLE                1,000,400
SILICON IMAGE INC             COM             82705T102   10,130    1,725,750 SH       SHARED-OTHER  1                 1,725,750
SILICON IMAGE INC             COM             82705T102    8,850    1,507,616 SH       SOLE                1,507,616
SYNOPSYS INC                  COM             871607107   54,037    2,218,258 SH       SHARED-OTHER  1                 2,218,258
SYNOPSYS INC                  COM             871607107   41,185    1,690,700 SH       SOLE                1,690,700
TAOMEE HLDGS LTD              SPONSORED ADR   87600Y106      572       97,200 SH       SHARED-OTHER  1                    97,200
TAOMEE HLDGS LTD              SPONSORED ADR   87600Y106      387       65,800 SH       SOLE                   65,800
TERADYNE INC                  COM             880770102   30,754    2,793,275 SH       SHARED-OTHER  1                 2,793,275
TERADYNE INC                  COM             880770102   22,349    2,029,900 SH       SOLE                2,029,900
TIBCO SOFTWARE INC            COM             88632Q103   58,448    2,610,438 SH       SHARED-OTHER  1                 2,610,438
TIBCO SOFTWARE INC            COM             88632Q103   43,927    1,961,900 SH       SOLE                1,961,900
VERIFONE SYS INC              COM             92342Y109   29,308      836,890 SH       SHARED-OTHER  1                   836,890
VERIFONE SYS INC              COM             92342Y109   21,125      603,217 SH       SOLE                  603,217
VERISK ANALYTICS INC          CL A            92345Y106   39,539    1,137,151 SH       SHARED-OTHER  1                 1,137,151
VERISK ANALYTICS INC          CL A            92345Y106   29,962      861,718 SH       SOLE                  861,718
XILINX INC                    COM             983919101   37,782    1,376,892 SH       SHARED-OTHER  1                 1,376,892
XILINX INC                    COM             983919101   27,649    1,007,600 SH       SOLE                1,007,600



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